CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2017
Schedule of Condensed Balance Sheets
	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	341,671	1,304	200
Time deposits	700,637	-	-
Other current assets	23,728	20,257	3,113
Amounts due from intergroup companies	194,117	400,659	61,580

Total current assets	1,260,153	422,220	64,893

Non-current assets:
Investment in subsidiaries and VIEs	566,267	1,060,273	162,961
Property and equipment, net	343	241	37

Total non-current assets	566,610	1,060,514	162,998

TOTAL ASSETS	1,826,763	1,482,734	227,891

	As of December 31, 2016	As of December 31, 2017	As of December 31, 2017
	RMB	RMB	US$

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	43	544	84
Accrued expenses and other liabilities	112,548	68,015	10,453
Amounts due to intergroup companies	4,641	4,401	676

Total current liabilities	117,232	72,960	11,213

TOTAL LIABILITIES	117,232	72,960	11,213

Shareholders’ equity:
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2016 and 2017; 335,494,792 and 333,787,552 shares issued and outstanding as of December 31, 2016 and 2017, respectively	115	115	17
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2016 and 2017; 74,400,299 and 74,400,299 shares issued and outstanding as of December 31,2016 and 2017, respectively	28	28	4
Additional paid-in capital	2,198,385	2,295,111	352,753
Treasury shares	(123,258)	(143,780)	(22,099)
Accumulated other comprehensive income	172,589	116,051	17,837
Accumulated deficit and statutory reserve	(538,328)	(857,751)	(131,834)

Total shareholder’s equity	1,709,531	1,409,774	216,678

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,826,763	1,482,734	227,891

Schedule of Condensed Statements of Comprehensive Income (loss)
	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	(330)	(402)	(497)	(76)
General and administrative	(13,160)	(15,934)	(68,260)	(10,491)

Total operating expenses	(13,490)	(16,336)	(68,757)	(10,567)

Indemnity cost	-	(9,979)	-	-
Other operating income	-	39	-	-

Operating loss	(13,490)	(26,276)	(68,757)	(10,567)
Interest income	8,703	10,269	4,818	741
Equity in (loss) profits of subsidiaries and VIEs	(319,110)	(186,958)	(253,160)	(38,911)

Loss before income tax	(323,897)	(202,965)	(317,099)	(48,737)
Income tax benefit	-	-	-	-

Net loss	(323,897)	(202,965)	(317,099)	(48,737)

Other comprehensive income
Foreign currency translation gain (loss)	66,851	82,347	(56,196)	(8,637)
Change in fair value of AFS	-	-	(733)	(113)

Comprehensive loss	(257,046)	(120,618)	(374,028)	(57,487)

Schedule of Condensed Statements of Cash Flows
	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Net cash (used in) provided by operating activities	(2,266)	25,679	(270,965)	(41,647)
Net cash (used in) provided by investing activities	(865,971)	413,401	3,065	471
Net cash provided by (used in) financing activities	748,755	(118,484)	(11,945)	(1,836)
Effect of exchange rate changes on cash and cash equivalents	46,328	481	(60,522)	(9,302)
Net (decrease) increase in cash and cash equivalents	(73,154)	321,077	(340,367)	(52,314)
Cash and cash equivalents at beginning of the year	93,748	20,594	341,671	52,514
Cash and cash equivalents at end of the year	20,594	341,671	1,304	200